GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS DATA (Schedule of Long-Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long-lived assets:
Long-lived assets:	$ 1,444	$ 1,180	$ 260
Israel [Member]
Long-lived assets:
Long-lived assets:	113	127
USA [Member]
Long-lived assets:
Long-lived assets:	1,239	974
Other [Member]
Long-lived assets:
Long-lived assets:	$ 92	$ 79